Schedule of accruals and other current liabilities (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Accruals And Other Current Liabilities
Other accruals	$ 312,322	$ 426,694	$ 459,472
GST payables	16,195	22,125	201,509
Interest payable	15,749	21,516	43,031
Other payables			82,655
Accruals and other current liabilities	$ 344,266	$ 470,335	$ 786,667